S000069725 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dodge & Cox Emerging Markets Stock Fund | Dodge & Cox Emerging Markets Stock Fund
Prospectus [Line Items]
Annual Return [Percent]	38.62%	7.50%	13.37%	(14.91%)